Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Profit/(loss) attributable to ordinary equity holders	€ 54	€ (67)	€ (140)
Weighted average number of ordinary shares for basic EPS	229.6	202.0	202.0
Profit/(loss) per share	€ 0.24	€ (0.33)	€ (0.69)